COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments under operating leases requiring future minimum annual lease payments	The Company has commitments under operating leases requiring future minimum annual lease payments as follows:
2013

2014	$1,871
2015	1,710
2016	1,416
2017	1,180
2018	1,209
Thereafter	5,209